Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued expenses	$ 179	$ 619
Stock options under ASC 718	3,029	2,610
Net operating loss carry forwards	42,489	31,649
Income tax credit carry forwards	26,328	19,369
Property and equipment	5	20
Intangibles	778	895
Other	118	69
Total deferred tax assets	72,926	55,231
Less: valuation allowance	(72,926)	(55,231)
Deferred tax liabilities:
Acquired intangibles	(995)	(3,404)
Total deferred tax assets/liabilities, net of valuation allowance	$ (995)	$ (3,404)